Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE HIGH YIELD FUND, INC.
Entity Central Index Key	0000754915
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000219342
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Z Class
Trading Symbol	(TRKZX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Credit Suisse High Yield Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ascend Learning. Credit selection in the services segment added value, partly due to Allied Universal, whose scale, attractive services characteristics, and expectation of improving results support our conviction.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. The fund’s zero weight in Carvana throughout most of the past year held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we increased the fund’s energy sector exposure. Following a period of conservative capital decisions by many energy management teams, the sector may be poised to benefit from falling productivity among U.S. onshore drilling companies as more offshore drilling operations come online.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/2020
High Yield Fund (Z Class)	11.60%	7.02%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 1.82
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	6.53
Credit Suisse High Yield Index (Previous Benchmark)	11.11	6.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 6,747,071,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 20,129,000
InvestmentCompanyPortfolioTurnover	37.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,747,071
Number of Portfolio Holdings	440

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	27.3
BB/B Rated	21.4
B Rated	27.6
B/CCC Rated	5.1
CCC Rated and Below	9.5
Not Rated	3.0
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

TransDigm	1.9%
CCO Holdings	1.8
Asurion	1.5
Tenet Healthcare	1.5
Cloud Software Group	1.5
HUB International	1.5
Navient	1.4
OneMain Finance	1.4
Venture Global LNG	1.4
Rivian Holdings	1.2

Material Fund Change [Text Block]
C000005524
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Investor Class
Trading Symbol	(PRHYX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Investor Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Credit Suisse High Yield Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ascend Learning. Credit selection in the services segment added value, partly due to Allied Universal, whose scale, attractive services characteristics, and expectation of improving results support our conviction.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. The fund’s zero weight in Carvana throughout most of the past year held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we increased the fund’s energy sector exposure. Following a period of conservative capital decisions by many energy management teams, the sector may be poised to benefit from falling productivity among U.S. onshore drilling companies as more offshore drilling operations come online.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
High Yield Fund (Investor Class)	11.03%	3.68%	3.76%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.29
Credit Suisse High Yield Index (Previous Benchmark)	11.11	4.10	4.16

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 6,747,071,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 20,129,000
InvestmentCompanyPortfolioTurnover	37.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,747,071
Number of Portfolio Holdings	440

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	27.3
BB/B Rated	21.4
B Rated	27.6
B/CCC Rated	5.1
CCC Rated and Below	9.5
Not Rated	3.0
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

TransDigm	1.9%
CCO Holdings	1.8
Asurion	1.5
Tenet Healthcare	1.5
Cloud Software Group	1.5
HUB International	1.5
Navient	1.4
OneMain Finance	1.4
Venture Global LNG	1.4
Rivian Holdings	1.2

Material Fund Change [Text Block]
C000005525
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Advisor Class
Trading Symbol	(PAHIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Advisor Class	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Credit Suisse High Yield Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ascend Learning. Credit selection in the services segment added value, partly due to Allied Universal, whose scale, attractive services characteristics, and expectation of improving results support our conviction.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. The fund’s zero weight in Carvana throughout most of the past year held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we increased the fund’s energy sector exposure. Following a period of conservative capital decisions by many energy management teams, the sector may be poised to benefit from falling productivity among U.S. onshore drilling companies as more offshore drilling operations come online.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
High Yield Fund (Advisor Class)	10.47%	3.36%	3.47%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.29
Credit Suisse High Yield Index (Previous Benchmark)	11.11	4.10	4.16

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 6,747,071,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 20,129,000
InvestmentCompanyPortfolioTurnover	37.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,747,071
Number of Portfolio Holdings	440

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	27.3
BB/B Rated	21.4
B Rated	27.6
B/CCC Rated	5.1
CCC Rated and Below	9.5
Not Rated	3.0
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

TransDigm	1.9%
CCO Holdings	1.8
Asurion	1.5
Tenet Healthcare	1.5
Cloud Software Group	1.5
HUB International	1.5
Navient	1.4
OneMain Finance	1.4
Venture Global LNG	1.4
Rivian Holdings	1.2

Material Fund Change [Text Block]
C000159675
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	I Class
Trading Symbol	(PRHIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - I Class	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Credit Suisse High Yield Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ascend Learning. Credit selection in the services segment added value, partly due to Allied Universal, whose scale, attractive services characteristics, and expectation of improving results support our conviction.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. The fund’s zero weight in Carvana throughout most of the past year held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we increased the fund’s energy sector exposure. Following a period of conservative capital decisions by many energy management teams, the sector may be poised to benefit from falling productivity among U.S. onshore drilling companies as more offshore drilling operations come online.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/2015
High Yield Fund (I Class)	11.11%	3.78%	4.66%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.15
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	5.16
Credit Suisse High Yield Index (Previous Benchmark)	11.11	4.10	5.07

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 6,747,071,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 20,129,000
InvestmentCompanyPortfolioTurnover	37.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,747,071
Number of Portfolio Holdings	440

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	27.3
BB/B Rated	21.4
B Rated	27.6
B/CCC Rated	5.1
CCC Rated and Below	9.5
Not Rated	3.0
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

TransDigm	1.9%
CCO Holdings	1.8
Asurion	1.5
Tenet Healthcare	1.5
Cloud Software Group	1.5
HUB International	1.5
Navient	1.4
OneMain Finance	1.4
Venture Global LNG	1.4
Rivian Holdings	1.2

Material Fund Change [Text Block]